Accounting Rules and Methods - Additional Information (Details) $ in Thousands			6 Months Ended
	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Jun. 30, 2022 EUR (€) tranch	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents			€ 53,339,000		€ 33,699,000
Disposal of property, plant and equipment			€ 37,630,000	€ 0
Cell therapy manufacturing facility to Catalent
Disclosure Of Significant Accounting Policies [Line Items]
Disposal of property, plant and equipment	€ 40,676,000	$ 44,500
Derivatives | European High Growth Opportunities Securitization Fund
Disclosure Of Significant Accounting Policies [Line Items]
Number of tranches of convertible notes issued | tranch			0